Note 1: Organization, Consolidation and Presentation of Financial Statements: Nature of Business (Details)	6 Months Ended
Nov. 30, 2013
Details
Entity Incorporation, State Country Name	Nevada
Entity Incorporation, Date of Incorporation	Dec. 20, 2007
Entity Information, Date to Change Former Legal or Registered Name	Jul. 20, 2010